BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Adoption of IFRS 15 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Accumulated losses	$ (409,640)	¥ (2,816,481)		¥ (3,332,371)
Contract liabilities	$ 229,703	1,579,322
IFRS 15 application
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Reclassification from other payables to contract liabilities			¥ 1,372,000
Contract liabilities		¥ 1,579,000
Change in accounting policy
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Accumulated losses			¥ 0